FINANCIAL INSTRUMENTS - Hedges (Details) $ in Millions	12 Months Ended
	Mar. 31, 2018 CAD ($) shares	Mar. 31, 2021 item MWh USD ($) $ / h	Aug. 22, 2018 CAD ($)
Share Hedge
Hedging:
Nominal amount of hedging instrument | $	33.8		23.8
Shares hedged | shares	2,500,000
Cash outflow required to repurchase | $			$ 10.0
Forward contract | 7 - 10 years
Hedging:
Nominal amount of hedging instrument | MWh		26,364,660
Price of hedging instrument		45.50
Forward contract | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument | item		85,702,596
Price of hedging instrument		2.89
Forward contract | Renewable energy certificates | 7 - 10 years
Hedging:
Nominal amount of hedging instrument | $		2,469,441
Price of hedging instrument		38.02
Forward contract | Capacity contracts | 3-4 years
Hedging:
Nominal amount of hedging instrument		2,855
Price of hedging instrument		4,737.46
Forward contract | Ancillary contract | Later than one year
Hedging:
Nominal amount of hedging instrument | $		681,070
Price of hedging instrument		16.13
Swap contract | 4-5 years
Hedging:
Nominal amount of hedging instrument		15,526,415
Price of hedging instrument		42.91
Swap contract | Natural gas | 4-5 years
Hedging:
Nominal amount of hedging instrument		96,373,985
Price of hedging instrument		3.11
Weather derivatives | Heating degree days | Strike | Later than one year | Bottom of range
Hedging:
Nominal amount of hedging instrument | item		1,813
Weather derivatives | Heating degree days | Strike | Later than one year | Top of range
Hedging:
Nominal amount of hedging instrument | item		4,985
Weather derivatives | Heating degree days | Strike | 3-4 years | Bottom of range
Hedging:
Nominal amount of hedging instrument | item		3,439
Weather derivatives | Heating degree days | Strike | 3-4 years | Top of range
Hedging:
Nominal amount of hedging instrument | item		4,985